Risk Management - Bank's sensitivity analysis on expected credit loss provisions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
GDP growth rate | Increase by 1% point | Corporates [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Decrease in expected credit loss provisions due to reasonably possible decrease in macroeconomic indicators		₩ (68,140)
GDP growth rate | Increase by 1% point | General retail [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Decrease in expected credit loss provisions due to reasonably possible decrease in macroeconomic indicators		(8,798)
GDP growth rate | Decrease by 1% point | Corporates [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Increase in expected credit loss provisions due to increase in macroeconomic indicators		74,495
GDP growth rate | Decrease by 1% point | General retail [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Increase in expected credit loss provisions due to increase in macroeconomic indicators		9,163
Consumer price index change rate | Increase by 1% point | General retail [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Decrease in expected credit loss provisions due to reasonably possible decrease in macroeconomic indicators	₩ (24,164)	(29,469)
Consumer price index change rate | Decrease by 1% point | General retail [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Increase in expected credit loss provisions due to increase in macroeconomic indicators	28,042	34,352
Personal consumption expenditures price index rate | Increase by 1% point | Corporates [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Decrease in expected credit loss provisions due to reasonably possible decrease in macroeconomic indicators	(59,987)	(40,654)
Personal consumption expenditures price index rate | Decrease by 1% point | Corporates [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Increase in expected credit loss provisions due to increase in macroeconomic indicators	₩ 68,036	₩ 43,028